Risk Management - Schedule of Banking Book (Detail) - Regulatory risk [member] - Banking book [member]	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Estimated limit for market risk [line items]
Short-term exposure to interest rate risk	32.62%	47.21%	62.99%
Long-term exposure to interest rate risk	6.45%	23.21%	63.86%